Supplemental Disclosures Of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	2012	2011	2010
Income taxes paid (refunds received)	143	143	942
Interest paid	401	38	66
Interest received	16	40	43

Non-cash transactions:	2012	2011	2010
Capital lease obligations incurred	137	29	73